Securities Act Registration No. 333-206491

Investment Company Act Registration No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 60	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒

Trailmark Series Trust

(Exact Name of Registrant as Specified in Charter)

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (216) 329-4271

Andrew Davalla

Thompson Hine, LLP

3900 Key Center, 127 Public Square

Cleveland, OH 44114

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 18, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to further delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on July 15, 2026, accession number 0001398344-26-012177 (Amendment No. 57) to the Trust’s Registration Statement as it relates to the Modern Capital Tactical Income Fund. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended and Amendment No. 62 under the Investment Company Act of 1940, as amended, filed on July 15, 2026, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Beachwood and State of Ohio, on the 22nd day of October 2026.

Trailmark Series Trust

By:	/s/ Brandon Byrd
Brandon Byrd, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Date

Jay Nusblatt, Trustee*	October 22, 2026

Nicholas Carmi, Trustee*	October 22, 2026

Christopher MacLaren*	October 22, 2026

/s/ Brandon Byrd	October 22, 2026
Brandon Byrd, President

/s/ Robert Silva	October 22, 2026
Robert Silva, Treasurer

*Attorney-in-Fact - Pursuant to Powers of Attorney, as previously filed on February 28, 2025, and April 29, 2026

By:	/s/ Brandon Byrd
Name:	Brandon Byrd
Title:	Attorney-in-Fact
Date:	October 22, 2026